Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Estimated Economic Lives (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Summary Of Significant Accounting Policies [Line Items]
Computer software, systems and acquired technology	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Computer software, systems and acquired technology	5 years